S000035885 [Member] Expense Example - iShares MSCI Global Metals & Mining Producers ETF - iShares MSCI Global Metals & Mining Producers ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493